Tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2025	2024	2023
	£m	£m	£m
Current tax charge/(credit)
Current year	982	680	605
Adjustments in respect of prior years	(9)	42	(96)
	973	722	509
Deferred tax charge
Current year	219	239	43
Adjustments in respect of prior years	93	38	110
	312	277	153
Tax charge	1,285	999	662

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2025	2025	2024	2024	2023	2023
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	5,943		4,747		4,223
Tax charge based on the applicable UK corporation tax rate of 25% (2024: 25%, 2023: 23.5%)	1,486	25.0%	1,187	25.0%	992	23.5%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.5% (2024: 23%, 2023: 23.6%))	(88)	(1.5%)	(95)	(2.0%)	3	0.1%

Recurring items:
Non-creditable taxes including withholding taxes	134	2.3%	95	2.0%	124	3.0%
Adjustments in respect of prior years	84	1.5%	80	1.7%	14	0.3%
Changes in recognition of deferred tax and effect of unrecognised tax losses	49	0.8%	69	1.5%	(58)	(1.4%)
Impact of UK bank levy being non-deductible	47	0.8%	47	1.0%	35	0.8%
Non-deductible expenses	35	0.6%	44	0.9%	47	1.1%
Non-taxable gains and income	(29)	(0.5%)	(74)	(1.6%)	(60)	(1.4%)
Other items including banking surcharge[1]	(110)	(2.0%)	(32)	(0.7%)	(74)	(1.8%)
Tax relief on payments made under AT1 instruments	(189)	(3.2%)	(189)	(4.0%)	(174)	(4.1%)
Tax relief on holdings of inflation-linked government bonds	(194)	(3.3%)	(157)	(3.3%)	(194)	(4.6%)

Non-recurring items:
Non-deductible provisions for UK customer redress	47	0.8%	22	0.5%	7	0.2%
Non-deductible provisions for investigations and litigation	10	0.2%	2	0.0%	—	—
Non-deductible impairments and losses on divestments	3	0.1%	—	—	—	—
Total tax charge	1,285	21.6%	999	21.0%	662	15.7%
Note
1Banking surcharge includes the impact of the 3% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2025	2024
	£m	£m
UK Tax Group	1,433	2,315
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,005	1,162
Barclays Bank PLC's US Branch Tax Group	255	270
Other (outside the UK and US tax groups)	243	386
Deferred tax asset	2,936	4,133
Deferred tax liability	(1)	(2)
Net deferred tax	2,935	4,131

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	367	691	904	12	408	394	409	878	1,215	5,278
Liabilities	(109)	—	(3)	(897)	—	—	—	(138)	—	(1,147)
As at 1 January 2025	258	691	901	(885)	408	394	409	740	1,215	4,131
Income statement	42	—	—	14	(151)	—	40	25	(282)	(312)
Other comprehensive income and reserves	—	(256)	(582)	(7)	—	(28)	114	1	—	(758)
Other movements	(14)		—	(2)	(32)	1	(16)	(42)	(21)	(126)
	286	435	319	(880)	225	367	547	724	912	2,935
Assets	380	435	319	14	225	367	547	772	912	3,971
Liabilities	(94)	—	—	(894)	—	—	—	(48)	—	(1,036)
As at 31 December 2025	286	435	319	(880)	225	367	547	724	912	2,935

Assets	275	510	1,058	16	506	85	327	903	1,423	5,103
Liabilities	(112)	—	—	(1,014)	—	—	—	(92)	—	(1,218)
As at 1 January 2024	163	510	1,058	(998)	506	85	327	811	1,423	3,885
Income statement	90	—	—	(3)	(79)	1	(6)	(72)	(208)	(277)
Other comprehensive income and reserves	—	181	(157)	116	—	308	79	1	—	528
Other movements	5	—	—	—	(19)	—	9	—	—	(5)
	258	691	901	(885)	408	394	409	740	1,215	4,131
Assets	367	691	904	12	408	394	409	878	1,215	5,278
Liabilities	(109)	—	(3)	(897)	—	—	—	(138)	—	(1,147)
As at 31 December 2024	258	691	901	(885)	408	394	409	740	1,215	4,131